Income Taxes - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Unused tax losses for which no deferred tax asset recognised	₽ 43,700	₽ 27,785
Deductible temporary differences for which no deferred tax asset is recognised	₽ 2,430